Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2019
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Selling, general and administrative expenses
23.	Selling, general and administrative expenses

The components of selling, general and administrative expenses for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Compensation and employee benefit expenses	47,035	48,761	47,933
Research costs	16,067	19,164	18,901
Support, maintenance and other service fees	10,652	12,324	14,203
Shipping and handling costs	5,726	6,114	5,480
Depreciation and amortization	3,674	3,976	4,704
Advertisement and promotion expenses	3,218	3,322	3,502
Operating lease expenses	2,482	2,904	2,601
Others	19,184	22,086	18,933

Total	108,038	118,651	116,257

Others primarily consists of miscellaneous expenses such as other taxes and duties, travel expenses, insurance expenses and maintenance costs.